Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by business segment as follows:

	Year ended December 31, 2021
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$195,476	$(22,259)	$8,654	$773
IAM	116,936	2,046	5,113	—
Corporate	—	(10,333)	268	32,968
Total consolidated	$312,412	$(30,546)	$14,035	$33,741

	Year ended December 31, 2020
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$149,632	$(21,214)	$8,225	$273
IAM	102,865	6,624	5,562	—
Corporate	—	(7,399)	247	23,774
Total consolidated	$252,497	$(21,989)	$14,034	$24,047

	Years ended December 31,
	2021	2020
Total additions to long-lived assets, excluding business combinations:
OEM	$9,878	$2,477
IAM	2,493	3,403
Corporate	1,787	1,243
Total consolidated	$14,158	$7,123

Schedule of Geographical Revenue Information	Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total revenue
	Years ended December 31,
	2021	2020
Europe	66%	70%
Americas	11%	13%
Asia	12%	9%
Africa	7%	3%
Other	4%	5%

Schedule of Allocation of the Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2021	2020
OEM	$193,928	$148,959
IAM	148,745	156,967
Corporate	128,640	40,337
Total consolidated assets	$471,313	$346,263

Schedule of Assets by Segment
Long-lived assets information by geographic area:

December 31, 2021	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$21,140	$9,131	$30,271
Canada	29,095	155	29,250
United States	—	—	—
Rest of Europe	9,480	3,121	12,601
Asia Pacific	4,705	—	4,705
Total consolidated long-lived assets	$64,420	$12,407	$76,827

December 31, 2020	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$24,490	$11,613	$36,103
Canada	28,557	171	28,728
United States	719	—	719
Rest of Europe	3,713	3,397	7,110
Asia Pacific	633	—	633
Total consolidated long-lived assets	$57,507	$15,181	$72,688